Subsequent events Additional Information (Details) R$ in Thousands		1 Months Ended
	Mar. 18, 2026 BRL (R$) MW	Jan. 27, 2026 BRL (R$)	Jan. 19, 2026 Rate	Feb. 24, 2026 BRL (R$)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
DebenturesAmount					R$ 16,646,924	R$ 12,627,365	R$ 9,619,106
Estimated investment value, classified as subsequent events	R$ 4,900,000
Sale of the power product | MW	1,862.8
Later than fifteen years [Member] | Foz do Areia HPP (“FDA”) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gross revenue from the sale of energy product	R$ 963,200
Later than fifteen years [Member] | Segredo HPP [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gross revenue from the sale of energy product	R$ 1,635,400
Copel GeT
Disclosure of non-adjusting events after reporting period [line items]
DebenturesAmount					6,225,085	4,982,090
Copel DIS
Disclosure of non-adjusting events after reporting period [line items]
DebenturesAmount					R$ 8,337,768	R$ 7,209,707
Copel DIS | DI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Commercial Paper, Average Rate Paid | Rate			0.30%
Maturity date of commercial pappers			45 days
Elejor
Disclosure of non-adjusting events after reporting period [line items]
Concession contract and the values of the Use of Public Assets (UBP) to be renegotiated				R$ 420,631
Net discount rate, considering the original term of the concession				7.31%
Commercial pappers - 1st Issue | Copel DIS
Disclosure of non-adjusting events after reporting period [line items]
Commercial papers issued		R$ 550,000
Copel surety guarantee | Copel GeT | IPCA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Tax rate effect from change in tax rate		7.1841%
Copel surety guarantee | Copel DIS | IPCA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Tax rate effect from change in tax rate		7.1841%
Copel surety guarantee | Debentures - 11th Issue [Member] | Copel GeT
Disclosure of non-adjusting events after reporting period [line items]
DebenturesAmount		R$ 1,200,000
Copel surety guarantee | Debentures - 11th Issue [Member] | Copel GeT | IPCA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity period of debentures		12 years
Copel surety guarantee | Debentures - 11th Issue [Member] | Copel DIS
Disclosure of non-adjusting events after reporting period [line items]
DebenturesAmount		R$ 2,000,000
Copel surety guarantee | Debentures - 11th Issue [Member] | Copel DIS | IPCA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity period of debentures		12 years